Condensed Consolidating Financial Information - 2015 Notes - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Current assets:
Cash and cash equivalents	$ 62,383	$ 41,823	$ 81,903			$ 109,753				$ 120,593	$ 99,516
Restricted cash	409,167
Trade accounts receivable, net	418,189	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	24,980	32,818				23,190
Income taxes receivable	2,779					4,265
Inventories	399,162	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	28,086	26,368				32,808
Prepaid expenses and other current assets	35,819	26,371				25,429
Total current assets	1,380,565	905,869				940,291
Fixed assets, net	227,997	238,313				238,107
Intangible assets, net	138,384	139,449				138,143
Goodwill	272,417	273,167				268,589				332,488
Other assets	54,561	47,789				55,814
Deferred income taxes long-term	118,603	113,653				123,279
Total assets	2,192,527	1,718,240				1,764,223				1,696,121
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	238,311	203,572				203,023
Accrued liabilities	107,001	114,891				132,944
Current portion of long-term debt	43,153	18,647				4,628
Debt to be redeemed	409,167
Income taxes payable		1,359
Total Current Liabilities	797,632	356,616				358,930
Long-term debt, net of current portion	807,094	721,175				724,723
Other long-term liabilities	34,976	38,213				57,948
Total liabilities	1,639,702	1,116,004				1,141,601
Stockholders'/invested equity:	533,420	583,310				610,098
Non-controlling interest	19,405	18,926				12,524
Total liabilities and equity	2,192,527	1,718,240				1,764,223
Senior Notes 2015 [Member] | Quiksilver, Inc. [Member]
Current assets:
Cash and cash equivalents	1	324	15			17
Restricted cash	409,167
Other receivables	19	20
Income taxes receivable	422
Prepaid expenses and other current assets	2,961	2,277
Total current assets	412,570	2,621
Fixed assets, net	20,261	18,802
Intangible assets, net	3,816	3,228
Other assets	8,373	2,753
Deferred income taxes long-term	20,387
Investment in subsidiaries	1,092,524	1,087,924
Total assets	1,557,931	1,115,328
Current liabilities:
Accounts payable	3,374	6,995
Accrued liabilities	6,320	6,189
Debt to be redeemed	409,167
Deferred income taxes	20,902
Intercompany balances	83,972	118,834
Total Current Liabilities	523,735	132,018
Long-term debt, net of current portion	500,776	400,000
Total liabilities	1,024,511	532,018
Stockholders'/invested equity:	533,420	583,310
Total liabilities and equity	1,557,931	1,115,328
Senior Notes 2015 [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	280	135	2,421			1,331
Trade accounts receivable, net	167,514	181,945
Other receivables	5,597	6,158
Income taxes receivable	255	117
Inventories	120,697	107,722
Deferred income taxes	26,111	5,209
Prepaid expenses and other current assets	8,494	9,548
Intercompany balances	115,906	95,809
Total current assets	444,854	406,643
Fixed assets, net	56,659	64,496
Intangible assets, net	46,923	47,746
Goodwill	111,555	112,216
Other assets	6,959	2,677
Investment in subsidiaries	6,863	5,028
Total assets	673,813	638,806
Current liabilities:
Accounts payable	93,898	95,355
Accrued liabilities	22,700	28,343
Current portion of long-term debt	6,094	8,594
Total Current Liabilities	122,692	132,292
Long-term debt, net of current portion	9,000	60,700
Deferred income taxes long-term	45,236	23,550
Other long-term liabilities	14,137	25,241
Total liabilities	191,065	241,783
Stockholders'/invested equity:	482,748	397,023
Total liabilities and equity	673,813	638,806
Senior Notes 2015 [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	62,102	41,364	79,467			108,405
Trade accounts receivable, net	250,675	251,798
Other receivables	19,364	26,640
Income taxes receivable	2,102
Inventories	277,868	237,465
Deferred income taxes	22,877	21,159
Prepaid expenses and other current assets	24,364	14,546
Intercompany balances		23,025
Total current assets	659,352	615,997
Fixed assets, net	151,077	155,015
Intangible assets, net	87,645	88,475
Goodwill	160,862	160,951
Other assets	39,229	42,359
Deferred income taxes long-term	143,452	137,203
Total assets	1,241,617	1,200,000
Current liabilities:
Lines of credit		18,147
Accounts payable	141,039	101,222
Accrued liabilities	77,981	80,359
Current portion of long-term debt	37,059	10,053
Income taxes payable		1,476
Intercompany balances	31,934
Total Current Liabilities	288,013	211,257
Long-term debt, net of current portion	297,318	260,475
Other long-term liabilities	20,839	12,972
Total liabilities	606,170	484,704
Stockholders'/invested equity:	616,042	696,370
Non-controlling interest	19,405	18,926
Total liabilities and equity	1,241,617	1,200,000
Senior Notes 2015 [Member] | Eliminations [Member]
Current assets:
Income taxes receivable		(117)
Inventories	597	(441)
Deferred income taxes	(20,902)
Intercompany balances	(115,906)	(118,834)
Total current assets	(136,211)	(119,392)
Deferred income taxes long-term	(45,236)	(23,550)
Investment in subsidiaries	(1,099,387)	(1,092,952)
Total assets	(1,280,834)	(1,235,894)
Current liabilities:
Income taxes payable		(117)
Deferred income taxes	(20,902)
Intercompany balances	(115,906)	(118,834)
Total Current Liabilities	(136,808)	(118,951)
Deferred income taxes long-term	(45,236)	(23,550)
Total liabilities	(182,044)	(142,501)
Stockholders'/invested equity:	(1,098,790)	(1,093,393)
Total liabilities and equity	$ (1,280,834)	$ (1,235,894)